UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2012

Contravisory Strategic Equity Fund

Investor Class – Ticker: CSEFX
Institutional Class – Ticker: CSSFX

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Expense Example	17
Additional Information	19
Privacy Notice	20

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares	COMMON STOCKS: 90.5%	Value

	Aerospace Product Manufacturing: 5.0%
3,676	BE Aerospace, Inc.1	$160,494
1,900	Lockheed Martin Corp.	165,452
		325,946
	Construction Materials: 2.8%
4,625	Vulcan Materials Co.	183,659

	Energy: 7.2%
4,225	Northeast Utilities System	163,972
2,896	OGE Energy Corp.	149,984
3,710	ONEOK, Inc.	156,970
		470,926
	Financial Services: 7.4%
3,010	American Express Co.	175,212
370	Mastercard, Inc.	159,141
4,250	Moodys Corp.	155,337
		489,690
	Food & Beverage Products: 7.2%
2,547	Beam, Inc.	159,162
7,910	DE Master Blenders 1753	90,807
7,765	Flowers Foods, Inc.	180,381
1,582	Hillshire Brands Co.	45,862
		476,212
	Food Services: 2.4%
2,905	Starbucks Corp.	154,895

	Grocery Product Wholesalers: 5.4%
3,315	Church & Dwight, Inc.	183,883
1,665	Colgate Palmolive Co.	173,327
		357,210
	Grocery Stores: 2.6%
1,762	Whole Foods Market, Inc.	167,954
	Insurance: 5.2%
4,420	Cincinnati Financial Corp.	168,269
2,915	UnitedHealth Group, Inc.	170,528
		338,797

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited) (Continued)

Shares	COMMON STOCKS: 90.5% (Continued)	Value
	Medical Equipment & Supplies Manufacturing: 5.2%
2,335	Amgen, Inc.	$170,549
2,330	Haemonetics Corp.1	172,676
		343,225
	Navigational Equipment: 2.3%
3,875	Garmin Ltd.	148,374
	Pesticide, Fertilizer & Agricultural Chemical Manufacturing: 2.7%
2,185	Monsanto Co.	180,874
	Petroleum Products: 2.6%
1,965	Exxon Mobil Corp.	168,145
	Pharmaceutical & Medicine Manufacturing: 7.8%
2,675	Abbott Laboratories	172,457
4,685	Bristol Myers Squibb Co.	168,426
3,390	Gilead Sciences, Inc.1	173,839
		514,722
	Radio & Television Broadcasting: 2.6%
5,280	CBS Corp.	173,078
	Rail Transportation: 2.5%
2,409	Kansas City Southern	167,570
	Retail: 4.6%
2,314	Coach, Inc.	135,323
3,545	CVS Caremark Corp.	165,658
		300,981
	Software: 2.5%
5,335	Microsoft Corp.	163,198
	Technology Services: 10.1%
9,370	Cisco Systems, Inc.	160,883
3,085	Raytheon Co.	174,580
2,800	Telus Corp.	163,744
6,925	Total System Services, Inc.	165,715
		664,922
	Water, Sewage & Other Systems: 2.4%
4,590	American Water Works Company, Inc.	157,345
	TOTAL COMMON STOCKS
	(Cost $5,317,312)	5,947,723

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited) (Continued)

Shares	REAL ESTATE INVESTMENT TRUSTS: 5.0%	Value
3,530	American Campus Communities, Inc.	$158,779
2,460	American Tower Corp.	171,979
		330,758
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $313,138)	330,758

	EXCHANGE TRADED FUNDS: 1.5%
700	SPDR S&P 500 ETF	95,389
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $91,945)	95,389

	SHORT-TERM INVESTMENTS: 2.7%
	Money Market Funds: 2.7%
174,557	Fidelity Institutional Money Market Portfolio, 0.18%2	174,557
	TOTAL SHORT TERM INVESTMENTS
	(Cost $174,557)	174,557

	TOTAL INVESTMENTS IN SECURITIES: 99.7%
	(Cost $5,896,952)	6,548,427
	Other Assets in Excess of Liabilities: 0.3%	20,528
	TOTAL NET ASSETS: 100.0%	$6,568,955

1	Non-income producing security.
2	Annualized seven-day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012 (Unaudited)

ASSETS

Investments in securities, at value (Cost $5,896,952) (Note 2)	$6,548,427
Cash	1,744
Receivables:
Fund shares sold	25
Dividends and interest	30,592
Due from advisor, net	17,167
Prepaid expenses	18,161
Total assets	6,616,116

LIABILITIES

Payables:
Administration & accounting fees	15,800
Audit fees	9,945
Chief Compliance Officer fees	2,373
Custody fees	1,198
Distribution fees – Investor Class	1,197
Transfer agent fees	7,609
Other accrued expenses	9,039
Total liabilities	47,161
NET ASSETS	$6,568,955

COMPUTATION OF NET ASSET VALUE

Investor Class:
Net assets	$1,751,059
Shares issued and outstanding (unlimited number of shares
authorized without par value)	184,357
Net asset value, offering and redemption price per share	$9.50

Institutional Class:
Net assets
$4,817,896
Shares issued and outstanding (unlimited number of shares
authorized without par value)	507,129
Net asset value, offering and redemption price per share	$9.50

COMPONENTS OF NET ASSETS

Paid-in capital	6,000,690
Undistributed net investment income	46,405
Accumulated net realized loss on investments	(129,615)
Net unrealized appreciation on investments	651,475
Net assets	$6,568,955

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENT OF OPERATIONS For the period ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $847 in foreign withholding taxes)	$84,024
Interest	185
Total investment income	84,209

EXPENSES (Note 3)
Administration & accounting fees	47,856
Investment advisory fees	28,780
Registration fees	23,957
Transfer agent fees	23,408
Miscellaneous expense	14,469
Audit fees	12,116
Chief Compliance Officer fees	7,021
Legal fees	4,722
Reports to shareholders	3,331
Custody fees	2,308
Distribution fees - Investor Class	1,521
Trustee fees	1,018
Insurance expense	692
Total expenses	171,199
Fees waived and expenses reimbursed	(133,395)
Net expenses	37,804
Net investment income	46,405

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(57,652)
Change in net unrealized appreciation on investments	514,570
Net realized and unrealized gain on investments	456,918
Net increase in net assets resulting from operations	$503,323

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30, 2012	Period Ended
	(Unaudited)	December 31, 2011*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$46,405	$2,387
Net realized loss on investments	(57,652)	(71,963)
Change in net unrealized appreciation
on investments	514,570	136,905
Net increase in net assets
resulting from operations	503,323	67,329

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(475)
Institutional Class	—	(4,890)
Total distributions to shareholders	—	(5,365)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares –
Investor Class (a)(b)	677,198	968,905
Net increase in net assets derived from
net change in outstanding shares –
Institutional Class (a)(c)	597,738	3,759,827
Total increase in net assets
from capital share transactions	1,274,936	4,728,732
Total increase in net assets	1,778,259	4,790,696

NET ASSETS
Beginning of period	4,790,696	—
End of period	$6,568,955	$4,790,696
Undistributed net investment income	$46,405	$—

* Commenced operations on June 30, 2011.  The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a) Summary of capital share transactions is as follows:
	Period Ended
	June 30, 2012		Period Ended
	(Unaudited)		December 31, 2011*
Investor Class	Shares	Value	Shares	Value
Shares sold	99,262	$904,481	110,073	$968,478
Shares issued
in reinvestment
of distributions	—	—	56	475
Shares redeemed (b)	(25,028)	(227,283)	(6)	(48)
Net increase	74,234	$677,198	110,123	$968,905

(b) Net of redemption fees of $1,920 and $1, respectively.

	Period Ended
	June 30, 2012		Period Ended
	(Unaudited)		December 31, 2011*
Institutional Class	Shares	Value	Shares	Value
Shares sold	72,670	$666,119	442,665	$3,766,060
Shares issued
in reinvestment
of distributions	—	—	573	4,890
Shares redeemed (c)	(7,422)	(68,381)	(1,357)	(11,123)
Net increase	65,248	$597,738	441,881	$3,759,827

(c) Net of redemption fees of $0 and $208, respectively.

* Commenced operations on June 30, 2011.  The information presented is for the period from June 30, 2011 to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2012		Period Ended
Investor Class	(Unaudited)		December 31, 2011*
Net asset value at beginning of period	$8.68		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.07		0.00	~
Net realized and unrealized gain (loss)
on investments	0.74		(1.32)
Total from investment operations	0.81		(1.32)

LESS DISTRIBUTIONS:
From net investment income	—		(0.00)	~
Total distributions	—		(0.00)	~
Paid-in capital from
redemption fees (Note 2)	0.01		0.00	~
Net asset value, end of period	$9.50		$8.68
Total Return	9.45	%#	(13.15	)%#

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)	$1.8		$1.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	6.14	%+	12.74	%+
After fees waived and expenses absorbed	1.50	%+	1.50	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(3.21	)%+	(11.24	)%+
After fees waived and expenses absorbed	1.43	%+	0.00	%+
Portfolio turnover rate39%# 56%#

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.01.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2012		Period Ended
Institutional Class	(Unaudited)		December 31, 2011*
Net asset value at beginning of period	$8.68		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income^	0.08		0.01
Net realized and unrealized gain (loss)
on investments	0.74		(1.32)
Total from investment operations	0.82		(1.31)

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)
Total distributions	—		(0.01)
Paid-in capital from
redemption fees (Note 2)	—		0.00	~
Net asset value, end of period	$9.50		$8.68
Total Return	9.45	%#	(13.09	)%#

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (millions)	$4.8		$3.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	5.89	%+	12.49	%+
After fees waived and expenses absorbed	1.25	%+	1.25	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(2.96	)%+	(10.99	)%+
After fees waived and expenses absorbed	1.68	%+	0.25	%+
Portfolio turnover rate	39	%#	56	%#

*	Commenced operations on June 30, 2011. The information presented is for the period from June 30, 2011 to December 31, 2011.
^	Calculated using the average shares outstanding method.
~	Amount is less than $0.01.
#	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited)

NOTE 1 – ORGANIZATION
The Contravisory Strategic Equity Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The Fund commenced operations on June 30, 2011.

The Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  The use of fair value pricing by the Fund

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)
FINANCIAL STATEMENTS June 30, 2012 (Unaudited

may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of June 30, 2012, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The end of period timing recognition is used for the significant transfers between levels of the Fund’s assets and liabilities.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$5,947,723	$—	$—	$5,947,723
Real Estate
Investment Trusts	330,758	—	—	330,758
Exchange Traded Funds	95,389	—	—	95,389
Short Term Investments	174,557	—	—	174,557
Total Investments
in Securities	$6,548,427	$—	$—	$6,548,427

^ See Schedule of Investments for industry breakouts.

There were no transfers into or out of levels 1, 2 and 3 during the reporting period.

B.
Foreign Currency.  Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading.  The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.  The Fund includes foreign exchange gains and losses from dividends receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency.  The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At June 30, 2012, the Fund deferred on a tax basis, post-October losses of $65,230.  At June 30, 2012, the Fund had short-term capital loss carryforwards available for federal income tax purposes of $1,187, which do not expire.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for the open tax year 2011 or expected to be taken on the Fund’s tax return for the fiscal year ended 2012.  The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Recent Accounting Pronouncement.  In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

J.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no events or transactions that occurred after the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Contravisory Investment Management, Inc. (the “Advisor”) provides the Contravisory Strategic Equity Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  For the period ended June 30, 2012, the Fund incurred $28,780 in advisory fees.

The Advisor has contractually agreed to limit expenses for the Fund by reducing all or a portion of its fees and reimbursing Fund expenses so that its ratio of expenses to average net assets will not exceed 1.25% for the Institutional Class and 1.50% for the Investor Class.  The contract’s term is indefinite and it may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the three years following such payment.  For the period ended June 30, 2012, the Advisor waived $133,395 in fees for the Fund.  At June 30, 2012, the cumulative unreimbursed amount waived by the Advisor on behalf of the Fund was $279,330.  The Advisor may recoup portions of this amount no later than the dates below:

December 31, 2014	$145,935
December 31, 2015	$133,395

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the period ended June 30, 2012, the Fund incurred administration and accounting fees of $47,856.  The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the period ended June 30, 2012, the Fund was allocated $7,021 of the Trust’s Chief Compliance Officer fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

Contravisory Strategic Equity Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Unaudited) (Continued)

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The 12b-1 Plan provides that the Fund’s Investor Class shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of the Investor Class to reimburse the Distributor for a portion of the costs incurred in distributing the Fund’s Investor Class shares.  For the period ended June 30, 2012, the Fund’s Investor Class shares incurred $1,521 in 12b-1 fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the period ended June 30, 2012 were $3,609,281 and $2,149,544, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows:

Cost of Investments	$6,033,857
Gross tax unrealized appreciation	714,209
Gross tax unrealized depreciation	(199,639)
Net tax unrealized appreciation	$514,570

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended June 30, 2012 (estimated) and December 31, 2011 was as follows:
	2012	2011
Distributions paid from:
Ordinary income	$—	$5,365

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$131,359
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(66,417)
Total accumulated earnings	$64,942

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended June 30, 2012 (Unaudited)

As a shareholder of the Contravisory Strategic Equity Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example.  The example includes, but is not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per

Contravisory Strategic Equity Fund

EXPENSE EXAMPLE For the Six-Months Ended June 30, 2012 (Unaudited) (Continued)

year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2012 –
Investor Class	January 1, 2012	June 30, 2012	June 30, 2012^
Actual	$1,000	$1,095	$7.81
Hypothetical (5% annual	$1,000	$1,017	$7.52
return before expenses)
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	January 1, 2012 –
Institutional Class	January 1, 2012	June 30, 2012	June 30, 2012^
Actual	$1,000	$1,095	$6.51
Hypothetical (5% annual	$1,000	$1,019	$6.27
return before expenses)

^
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for the Contravisory Strategic Equity Fund Investor Class and Institutional Class were 1.50% and 1.25%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Contravisory Strategic Equity Fund

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 558-8818 or by accessing the Fund’s website at www.contravisoryfunds.com or the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (855) 558-8818 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 558-8818.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (855) 558-8818 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Contravisory Strategic Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility and require third parties to treat your non-public information with the same high degree of confidentiality.  The Fund maintains physical, electronic and procedural safeguards to guard your non-public information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
Contravisory Investment Management, Inc.
120 Longwater Drive, Suite 100
Norwell, MA  02061

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(855) 558-8818

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY  10022

Symbol
Investor Class – CSEFX
Institutional Class – CSSFX
CUSIP
Investor Class – 74316J730
Institutional Class – 74316J748

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Professionally Managed Portfolios

By (Signature and Title)*                       /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     8/29/12

By (Signature and Title)*                       /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     8/20/12

* Print the name and title of each signing officer under his or her signature.